Organization (Details) $ / shares in Units, $ in Thousands	Jul. 21, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 22, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Recapitalization exchange ratio	1
Number of shares called by each warrant	1
Recapitalization units exchange ratio, shares (in shares)	1
Recapitalization units exchange ratio, warrants (in shares)	0.5
Reverse recapitalization, common units issued (in shares)	28,003,096
Warrants issued (in shares)	30,979,993
PIPE Investors shares subscribed (in shares)	15,000,000
Sale of stock price per share (in USD per share) | $ / shares	$ 10.00
Consideration received | $	$ 150,000
Sponsor Earn Out Shares (in shares)	5,051,000
Warrants outstanding (in shares)	30,979,993
Reverse Recapitalization cash proceeds | $	$ (113,641)
Proceeds from recapitalization, reclassification of Trust Account | $	414,600
Proceeds from PIPE investment | $	150,000
Payment of non-recurring transaction costs | $	48,800
Settlement of deferred underwriters' discount | $	14,500
Payments to redeeming shareholders | $	387,700
Establishment of derivative warrant liabilities | $	45,021
Establishment of deferred taxes | $	11,136
Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Reverse Recapitalization cash proceeds | $	(113,641)
Establishment of derivative warrant liabilities | $	45,021
Establishment of deferred taxes | $	$ 11,136
Sponsor
Subsidiary, Sale of Stock [Line Items]
Sponsor Earn Out Shares (in shares)	3,051,000
Private Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding (in shares)	10,280,000
Ascendant Digital Acquisition Corp Public Shareholders | MarketWise, Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	0.10%
MarketWise Members | MarketWise, Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	91.20%
Ascendant Sponsor LP | MarketWise, Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	3.20%
PIPE Investors | MarketWise, Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	4.70%
Common Stock - Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)	15,000,000	24,718,402	28,003,096
Common Stock - Class A | Ascendant Digital Acquisition Corp.
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Common Stock - Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001
Stock issued during reverse recapitalization (in shares)	291,092,303
Common stock, outstanding (in shares)	291,092,303	291,092,303